Bank and Other Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Bank and Other Borrowings [Abstract]
Schedule of Outstanding Balances of Banks and Other Borrowings

Outstanding balances of the bank and other borrowings as of December 31, 2024 and June 30, 2025 consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Bank borrowings:
Guaranteed	6,661,341	6,921,124	881,683
Collateralized and guaranteed	10,518,204	6,318,515	804,917
	17,179,545	13,239,639	1,686,600
Other borrowing
Collateralized and guaranteed	—	8,409,890	1,071,337
	17,179,545	21,649,529	2,757,937
Less: current portion	(13,402,782)	(14,718,545)	(1,874,998)
Non-current portion	3,776,763	6,930,984	882,939

Schedule of Bank and Other Borrowings

Bank and other borrowings as of December 31, 2024 and June 30, 2025 are as follows:

				Balance as at
Lender	Maturity date	Currency	Effective interest rate	December 31, 2024	June 30, 2025
				HK $	HK $	US$
				(Audited)	(Unaudited)	(Unaudited)
Floating-rate bank borrowings - Guaranteed:
The Bank of East Asia Limited(i)	11/2027	HK$	4.25%	5,559,137	4,677,399	595,856
Bank of China(ii)	11/2025	RMB	3.10%	532,200	547,250	69,714
Bank of China(iii)	11/2025	RMB	3.35%	532,200	547,250	69,714
Bank of China(iv)	02/2026	RMB	3.10%	—	1,094,500	139,429
Shenzhen Rural Commercial Bank(v)	04/2026	RMB	3.50%	—	54,725	6,971
Floating-rate bank borrowings – Collateralized and guaranteed:
The Bank of East Asia Limited(vi)	02/2025	US$	6.72%	1,102,204	—	—
The Bank of East Asia Limited(vi)	02/2026	US$	5.82%	—	1,113,919	141,902
Bank of Ningbo Co., Ltd(vii)	11/2025	RMB	3.70%	3,636,383	3,739,215	476,339
Bank of Ningbo Co., Ltd(viii)	07/2025	RMB	3.95%	—	1,465,381	186,675
Bank of Ningbo Co., Ltd(ix)	By 05/2025	RMB	4.30%	5,817,421	—	—
Floating-rate other borrowing – Collateralized and guaranteed:
Ping An International Financial Leasing Co., Ltd.(x)	05/2027	RMB	5.43%	—	8,409,890	1,071,337
				17,179,545	21,649,529	2,757,937

(i)	On October 15, 2020, Samfine HK entered into a 7-year term loan of HK$12 million (approximately US$1.53 million) for working capital purposes carrying at variable interest rate. The loan is repayable in monthly installments over the 7-year tenor and is guaranteed by Mr. Cheng Wing Wah Wayne (“Mr. Cheng”), the director of the Company and HKMC Insurance Limited (“HKMCI”) under SME Financing Guarantee Scheme. The loan is carrying at variable interest rate.
(ii)	On October 16, 2024, Samfine SZ entered into a 1-year term loan of RMB500,000 (approximately US$70,000) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.

(iii)	On October 30, 2024, Samfine SZ entered into a 1-year term loan of RMB500,000 (approximately US$70,000) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.

(iv)	On January 3, 2025, Samfine SZ entered into a 1-year term loan of RMB1,000,000 (approximately US$0.14 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.

(v)	On May 27, 2025, Samfine SZ entered into a 1-year term loan of RMB50,000 (approximately US$70,000) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng and Mrs. Cheng Kwan Hung (“Mrs. Cheng”), the director of the Company. The loan is carrying at variable interest rate.

(vi)	On February 24, 2024, Samfine HK entered into a 1-year recurring term loan of US$142,000 (approximately HK$1.11 million) for insurance premium payment purpose. The loan is repayable in monthly installments over the 12-month tenor and is pledged by the deed of insurance assignment relating to the life insurance contract issued by FWD Life Insurance Company (Bermuda) Limited. On February 24, 2025, Samfine HK fully settled and re-entered the loan. The loan is carrying at variable interest rate.

(vii)

On November 28, 2024, Samfine SZ entered into a 1-year term loan of RMB3,416,368 (approximately US$0.48 million) for operating purposes. The loan, repayable in one lump-sum payment, is guaranteed by Mr. and Mrs. Cheng and pledged by the Mrs. Cheng’s property in the PRC. The loan is carrying at variable interest rate.

(viii)

On November 28, 2024, Samfine SZ entered into a 1-year term loan of RMB1,338,859 (approximately US$0.19 million) for operating purposes. The loan, repayable in one lump-sum payment, is guaranteed by Mr. and Mrs. Cheng and pledged by the Mrs. Cheng’s property in the PRC. The loan is carrying at variable interest rate.

(ix)

In 2024, Samfine SZ entered into seven term loans totaling of RMB5,465,477 (approximately US$0.75 million) for operating purposes. These loans were guaranteed by Mr. and Mrs. Cheng, and pledged by the Mrs. Cheng’s property in the PRC. These loans were carrying at variable interest rate, and fully repaid prior to May 2025.

(x)	On May 5, 2025, Samfine SZ entered into a 2-year other borrowing of RMB8.46 million (approximately US$1.08 million) with a financial institution for operating purposes. The loan is guaranteed by Mr. and Mrs. Cheng, and pledged by the Company’s machineries. The loan is repayable in monthly installments over the 2-year tenor, and is carrying at variable interest rate.

Schedule of Loan Type in Terms of Currency
Loan type in terms of currency (in HK$) - Unaudited	Carrying value	Within 1 year	2027	2028

in HK$	4,677,399	1,877,418	1,958,545	841,436
In US$	1,113,919	1,113,919	—	—
in RMB	15,858,211	11,727,208	4,131,003	—
June 30, 2025	21,649,529	14,718,545	6,089,548	841,436

Loan type in terms of currency (in US$) - Unaudited	Carrying value	Within 1 year	2027	2028

in HK$	595,855	239,165	249,499	107,191
In US$	141,902	141,902	—	—
in RMB	2,020,180	1,493,931	526,249	—
June 30, 2025	2,757,937	1,874,998	775,748	107,191

Loan type in terms of currency (in HK$) - Audited	Carrying value	Within 1 year	2026	2027

in HK$	5,559,137	1,782,374	1,907,868	1,868,895
In US$	1,102,204	1,102,204	—	—
in RMB	10,518,204	10,518,204	—	—
December 31, 2024	17,179,545	13,402,782	1,907,868	1,868,895